Derivative Instruments and Hedging Activities - Commodity Derivative Activity in Accumulated Other Comprehensive Loss (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Unrealized gain (loss) on derivatives at beginning of period, Before tax	$ (10)	$ 145	$ (54)
Realized amounts reclassified into earnings, Before tax	16	(268)	13
Net change in derivative fair value, Before tax	(6)	113	188
Ineffectiveness reclassified into earnings, Before tax	1		(2)
Unrealized gain (loss) on derivatives at end of period, Before tax	1	(10)	145
Unrealized gain (loss) on derivatives at beginning of period, After tax	(6)	114	(19)
Realized amounts reclassified into earnings, After tax	11	(199)	19
Net change in derivative fair value, After tax	(5)	79	115
Ineffectiveness reclassified into earnings, After tax	1		(1)
Unrealized gain on derivatives at end of period, After tax	$ 1	$ (6)	$ 114